Condensed Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010	$ 16,261	$ 10	$ 26,834	$ (2,320)	$ (4,665)	$ 36,120
Balance (in Shares) at Dec. 31, 2010	16,500	969,357
Net income (loss)					(19,034)	(19,034)
Other comprehensive income (loss)				3,218		3,218
Redemption of preferred stock and warrants	(16,261)		16,261
Redemption of preferred stock and warrants (in Shares)	(16,500)
Cancellation of preferred stock dividends					929	929
Common stock issued, net of offering costs of $1.4 million		183	44,789			44,972
Common stock issued, net of offering costs of $1.4 million (in Shares)		18,333,246
Exercise of warrants (in Shares)		18,333,246
Stock compensation expense			68			68
Issuance of 2 million warrants			2,620			2,620
Balance at Dec. 31, 2011		193	90,572	898	(22,770)	68,893
Balance (in Shares) at Dec. 31, 2011		19,302,603
Net income (loss)					755	755
Other comprehensive income (loss)				(135)		(135)
Stock compensation expense			147			147
Balance at Dec. 31, 2012		193	90,719	763	(22,015)	69,660
Balance (in Shares) at Dec. 31, 2012		19,302,603
Net income (loss)					387	387
Other comprehensive income (loss)				(932)		(932)
Common stock issued, net of offering costs of $1.4 million (in Shares)		595,000
Exercise of warrants		6	1,779			1,785
Exercise of warrants (in Shares)		595,000
Stock compensation expense			96			96
Balance at Jun. 30, 2013		$ 199	$ 92,594	$ (169)	$ (21,628)	$ 70,996
Balance (in Shares) at Jun. 30, 2013		19,897,603